SHARE OF ASSOCIATES AND JOINT VENTURES' PROFIT (LOSS) (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of share of associates and joint ventures’ profit (loss) [Abstract]
Disclosure of Share of Associates and Joint Ventures’ Profit (Loss)

	US Dollars
Figures in millions	2020	2019	2018

Revenue	677	616	582
Operating costs and other expenses	(353)	(452)	(472)
Profit on sale of joint ventures (1)	19	—	—
Net interest received (paid)	5	10	(8)
Profit (loss) before taxation	348	174	102
Taxation	(70)	(35)	(9)
Profit (loss) after taxation	278	139	93
Impairment reversal of investments in associates	—	23	15
Impairment reversal of investments in joint ventures (note 19)	—	6	14
Share of associates and joint ventures’ profit (loss) (note 32)	278	168	122
(1) The profit on sale of joint ventures includes the profit on sale of Sadiola $14m, Morila $4m and Chuscal $1m.